UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number	811-21601

PIMCO Income Strategy Fund II
(Exact name of registrant as specified in charter)

1633 Broadway, New York, NY		10019
(Address of principal executive offices)		(Zip code)

Lawrence G. Altadonna 1633 Broadway New York, NY 10019
(Name and address of agent for service)

Registrant’s telephone number, including area code:		212-739-3371

Date of fiscal year end:	July 31, 2013

Date of reporting period:	October 31, 2012

Item 1. Schedule of Investments

PIMCO Income Strategy Fund II Schedule of Investments

October 31, 2012 (unaudited)

Principal
Amount
(000s)		Value*
CORPORATE BONDS & NOTES—60.0%
Airlines—1.3%
	American Airlines Pass Through Trust (d),
$7,686	9.73%, 9/29/14	$6,148,797
3,834	10.18%, 1/2/13 (b)	3,910,672
712	United Air Lines Pass Through Trust, 10.40%, 5/1/18 (h)	818,213
		10,877,682
Automotive—2.1%
16,100	Ford Motor Co., 7.70%, 5/15/97	17,850,875

Banking—9.0%
5,500	AgFirst Farm Credit Bank, 7.30%, 11/30/12 (a)(b)(c)(e)(i) (acquisition cost-$4,709,000; purchased 2/26/10-4/15/10)	5,499,456
£16,700	Barclays Bank PLC, 14.00%, 6/15/19 (e)	34,869,562
$6,700	BBVA Bancomer S.A., 7.25%, 4/22/20 (a)(c)	7,520,750
€16,000	Cooperatieve Centrale Raiffeisen-Boerenleenbank BA, 6.875%, 3/19/20	22,438,109
$1,400	HBOS PLC, 6.75%, 5/21/18 (a)(b)(c)(i) (acquisition cost-$1,394,176; purchased 5/15/08)	1,491,000
1,675	Regions Financial Corp., 7.375%, 12/10/37	1,806,906
£800	Santander Finance Preferred S.A. Unipersonal, 11.30%, 7/27/14 (e)	1,317,077
		74,942,860
Consumer Products—0.2%
$1,700	Reynolds Group Issuer, Inc., 9.00%, 4/15/19	1,729,750

Energy—1.2%
8,690	AES Red Oak LLC, 8.54%, 11/30/19	9,493,542
2,300	Dynegy Roseton LLC/Danskammer Pass Through Trust,
	7.67%, 11/8/16, Ser. B (b)(d)	115,000
		9,608,542
Financial Services—25.3%
1,800	AGFC Capital Trust I, 6.00%, 1/15/67, (converts to FRN on 1/15/17) (a)(c)	1,062,000
	Ally Financial, Inc.,
416	5.25%, 1/15/14	412,593
315	5.35%, 1/15/14	314,091
130	5.70%, 6/15/13	129,012
561	5.75%, 1/15/14	558,024
565	5.90%, 1/15/19	549,615
3	5.90%, 2/15/19	2,942
585	6.00%, 12/15/13	584,950
1,437	6.00%, 2/15/19	1,403,418
119	6.00%, 3/15/19	116,121
9	6.00%, 9/15/19	8,875
486	6.10%, 9/15/19	476,762
159	6.125%, 10/15/19	155,174
394	6.15%, 8/15/19	390,056
454	6.15%, 10/15/19	442,801
675	6.20%, 4/15/19	665,427
500	6.25%, 12/15/18	492,695
47	6.25%, 7/15/19	46,384

PIMCO Income Strategy Fund II Schedule of Investments

October 31, 2012 (unaudited) (continued)

Principal
Amount
(000s)		Value*
Financial Services (continued)
$7	6.35%, 4/15/16	$6,940
792	6.35%, 10/15/16	779,534
303	6.35%, 4/15/19	299,556
1,142	6.35%, 7/15/19	1,127,046
463	6.375%, 1/15/14	463,641
249	6.50%, 9/15/16	245,275
608	6.50%, 10/15/16	609,798
5	6.50%, 6/15/18	4,942
449	6.50%, 11/15/18	442,580
190	6.50%, 12/15/18	186,737
15	6.50%, 5/15/19	14,640
208	6.60%, 8/15/16	205,516
864	6.60%, 5/15/18	850,941
100	6.60%, 6/15/19	99,054
132	6.65%, 10/15/18	130,688
190	6.70%, 5/15/14	188,885
256	6.70%, 6/15/18	252,748
335	6.70%, 12/15/19	331,261
555	6.75%, 6/15/14	556,354
215	6.75%, 8/15/16	212,244
1,136	6.75%, 11/15/16	1,115,699
210	6.75%, 6/15/17	207,383
831	6.75%, 7/15/18	822,994
3	6.75%, 9/15/18	2,906
612	6.75%, 10/15/18	607,074
107	6.75%, 11/15/18	105,024
27	6.75%, 5/15/19	26,595
92	6.80%, 9/15/16	90,649
12	6.80%, 9/15/18	11,911
207	6.85%, 4/15/16	205,517
7	6.875%, 7/15/18	6,837
319	6.90%, 7/15/18	316,963
326	6.90%, 8/15/18	323,187
135	6.95%, 6/15/17	134,081
201	7.00%, 8/15/16	198,361
1,729	7.00%, 11/15/16	1,710,710
580	7.00%, 12/15/16	571,931
1,729	7.00%, 1/15/17	1,703,890
601	7.00%, 2/15/17	587,939
1,087	7.00%, 6/15/17	1,070,612
1,073	7.00%, 7/15/17	1,055,379
43	7.00%, 2/15/18	42,184
506	7.00%, 3/15/18	500,376
15	7.00%, 5/15/18	14,713
400	7.00%, 9/15/18	393,884
134	7.00%, 6/15/22	132,134
2,035	7.00%, 11/15/24	1,998,209
325	7.05%, 3/15/18	319,228
4	7.05%, 4/15/18	3,968
28	7.15%, 11/15/12	28,023
6	7.15%, 9/15/18	5,918

PIMCO Income Strategy Fund II Schedule of Investments

October 31, 2012 (unaudited) (continued)

Principal
Amount
(000s)		Value*
Financial Services (continued)
$477	7.20%, 10/15/17	$473,651
1,998	7.25%, 12/15/12	2,005,501
55	7.25%, 6/15/16	54,379
653	7.25%, 9/15/17	648,127
329	7.25%, 1/15/18	323,731
255	7.25%, 4/15/18	252,944
39	7.30%, 12/15/17	38,712
503	7.30%, 1/15/18	495,227
165	7.35%, 1/15/17	161,733
58	7.35%, 4/15/18	57,239
25	7.375%, 11/15/16	24,841
55	7.375%, 4/15/18	53,952
166	7.40%, 12/15/17	163,892
1,828	7.50%, 11/15/16	1,806,559
15	7.50%, 8/15/17	14,899
559	7.50%, 11/15/17	553,702
290	7.50%, 12/15/17	288,207
40	8.00%, 3/15/17	39,807
3	8.125%, 11/15/17	2,966
25	8.20%, 3/15/17	24,998
24	8.40%, 8/15/15	23,614
224	9.00%, 7/15/20	223,520
1,100	BNP Paribas S.A., 7.195%, 6/25/37 (a)(c)(e)	1,089,000
2,900	Capital One Capital VI, 8.875%, 5/15/40	2,983,842
£2,000	Credit Agricole S.A., 8.125%, 10/26/19 (e)	2,995,360
$1,100	HSBC Finance Capital Trust IX,
	5.911%, 11/30/35, (converts to FRN on 11/30/15) (h)	1,101,881
11,000	ILFC E-Capital Trust II,
	6.25%, 12/21/65, (converts to FRN on 12/21/15) (a)(c)	9,185,000
	LBG Capital No.1 PLC,
€500	6.439%, 5/23/20	607,596
€500	7.375%, 3/12/20	620,402
£300	7.588%, 5/12/20	483,011
£10,200	7.867%, 12/17/19	16,419,091
£1,000	7.869%, 8/25/20	1,619,397
$4,500	7.875%, 11/1/20 (a)(b)(c)(i) (acquisition cost-$3,985,000; purchased 3/17/10-3/23/10)	4,668,750
£4,700	11.04%, 3/19/20	8,428,410
	LBG Capital No.2 PLC,
€8,900	8.875%, 2/7/20	11,819,509
£300	12.75%, 8/10/20	539,025
€1,100	15.00%, 12/21/19	1,892,702
$25,500	National City Preferred Capital Trust I, 12.00%, 12/10/12 (e)(h)	25,847,004
5,965	NSG Holdings LLC, 7.75%, 12/15/25 (a)(b)(c)(i) (acquisition cost-$5,428,150; purchased 7/20/10)	6,173,775
	SLM Corp.,
5,000	5.625%, 8/1/33	4,700,000
10,700	8.00%, 3/25/20	12,445,384
16,535	8.45%, 6/15/18	19,733,365
	Springleaf Finance Corp.,
€3,200	4.125%, 11/29/13	4,106,201

PIMCO Income Strategy Fund II Schedule of Investments

October 31, 2012 (unaudited) (continued)

Principal
Amount
(000s)		Value*
Financial Services (continued)
$11,800	6.50%, 9/15/17	$10,509,316
7,000	UBS AG, 7.625%, 8/17/22 (h)	7,555,681
14,750	Wells Fargo & Co., 7.98%, 3/15/18 (e)	17,497,188
		209,886,690
Insurance—19.7%
3,000	American General Institutional Capital A, 7.57%, 12/1/45 (a)(c)	3,435,000
5,000	American General Institutional Capital B, 8.125%, 3/15/46 (a)(c)	5,987,500
	American International Group, Inc.,
1,900	6.25%, 3/15/87, (converts to FRN on 3/15/37)	1,971,250
£10,545	6.765%, 11/15/17	19,973,516
€12,540	6.797%, 11/15/17	19,541,190
MXN 16,000	7.98%, 6/15/17	1,197,236
€2,000	8.00%, 5/22/68, (converts to FRN on 5/22/18)	3,001,096
€12,800	8.00%, 5/22/68, (converts to FRN on 5/22/18) (a)(b)(c)(i) (acquisition cost-$13,831,236; purchased 7/13/10-2/8/12)	19,207,018
$31,750	8.175%, 5/15/68, (converts to FRN on 5/15/38) (h)	39,766,875
£1,600	8.625%, 5/22/68, (converts to FRN on 5/22/18) (a)(b)(c)(i) (acquisition cost-$2,598,018; purchased 4/19/12-5/7/12)	3,067,425
£8,050	8.625%, 5/22/68, (converts to FRN on 5/22/18)	15,432,980
$1,700	AXA S.A., 6.463%, 12/14/18 (a)(c)(e)(h)	1,619,250
6,500	Dai-ichi Life Insurance Co., Ltd., 7.25%, 7/25/21 (a)(b)(c)(e)(h)(i) (acquisition cost-$6,318,500; purchased 3/8/11-3/15/11)	7,596,602
15,000	MetLife Capital Trust IV,
	7.875%, 12/15/67, (converts to FRN on 12/15/37) (a)(c)(h)	18,186,105
2,500	Validus Holdings Ltd., 8.875%, 1/26/40	3,341,967
		163,325,010
Telecommunications—0.2%
1,500	CenturyLink, Inc., 7.60%, 9/15/39	1,538,660

Utilities—1.0%
3,900	AES Andres Dominicana Ltd., 9.50%, 11/12/20 (a)(c)	4,319,250
4,500	Ameren Energy Generating Co., 7.95%, 6/1/32	4,365,000
		8,684,250
	Total Corporate Bonds & Notes (cost—$427,634,376)	498,444,319

MORTGAGE-BACKED SECURITIES—17.3%
309	Banc of America Alternative Loan Trust, 6.00%, 1/25/36, CMO	238,125
	Banc of America Funding Corp., CMO,
89	5.669%, 1/20/47 (f)	63,767
13,400	6.00%, 3/25/37	11,768,813
	BCAP LLC Trust, CMO (a)(c)(f),
1,962	2.943%, 5/26/36	129,653
2,500	5.459%, 3/26/37	341,250
3,248	8.908%, 5/26/37	500,152
1,344	11.256%, 6/26/36	250,683
	Bear Stearns Alt-A Trust, CMO (f),
1,995	2.899%, 9/25/35	1,439,022
596	3.071%, 11/25/36	379,110
	Chase Mortgage Finance Corp., CMO,
26	2.752%, 12/25/35 (f)	22,611

PIMCO Income Strategy Fund II Schedule of Investments

October 31, 2012 (unaudited) (continued)

Principal
Amount
(000s)		Value*
$164	5.50%, 5/25/36	$159,439
	Citicorp Mortgage Securities, Inc., CMO,
582	5.50%, 4/25/37	597,088
4,739	6.00%, 9/25/37	4,957,471
	Countrywide Alternative Loan Trust, CMO,
825	5.50%, 3/25/35	683,953
2,162	5.50%, 1/25/36	1,656,205
299	5.50%, 3/25/36	201,411
1,780	5.75%, 12/25/36	1,354,796
1,042	6.00%, 2/25/35	931,530
6,591	6.00%, 5/25/36	4,564,793
4,512	6.00%, 4/25/37	3,445,343
2,627	6.00%, 8/25/37	1,757,224
4,460	6.04%, 4/25/36 (f)	2,908,691
2,068	6.25%, 11/25/36	1,689,490
1,121	6.50%, 8/25/36	733,325
	Countrywide Home Loan Mortgage Pass Through Trust, CMO,
2,067	5.75%, 3/25/37	1,801,155
1,310	6.00%, 5/25/36	1,192,938
1,574	6.00%, 2/25/37	1,403,848
6,839	6.00%, 3/25/37	6,013,929
2,271	6.25%, 9/25/36	1,835,309
3,263	Credit Suisse Mortgage Capital Certificates, 5.863%, 2/25/37, CMO (f)	2,145,168
3,402	First Horizon Alternative Mortgage Securities, 6.00%, 8/25/36, CMO	2,858,263
2,654	First Horizon Mortgage Pass Through Trust, 2.689%, 11/25/35, CMO (f)	1,675,546
5,074	IndyMac IMSC Mortgage Loan Trust, 6.50%, 7/25/37, CMO	3,120,184
	JPMorgan Alternative Loan Trust, CMO,
4,236	2.851%, 5/25/36 (f)	2,905,270
5,014	5.312%, 3/25/36 (f)	3,768,673
2,767	5.667%, 3/25/37 (f)	1,862,399
2,500	6.31%, 8/25/36	1,770,472
	JPMorgan Mortgage Trust, CMO,
1,311	5.154%, 2/25/36 (f)	1,107,593
1,198	5.224%, 10/25/35 (f)	1,204,542
674	6.00%, 8/25/37	587,496
264	6.50%, 9/25/35	261,788
4,134	Lehman Mortgage Trust, 6.00%, 7/25/37, CMO	3,488,609
1,583	MASTR Asset Securitization Trust, 6.50%, 11/25/37, CMO	1,429,452
9,719	New Century Alternative Mortgage Loan Trust, 6.173%, 7/25/36, CMO (f)	6,798,846
66	Nomura Asset Acceptance Corp., 4.976%, 5/25/35, CMO	60,730
	Residential Asset Securitization Trust, CMO,
2,585	5.75%, 2/25/36	2,094,540
991	6.00%, 9/25/36	630,162
3,341	6.00%, 3/25/37	2,584,571
4,546	6.00%, 5/25/37	4,060,274
2,730	6.00%, 7/25/37	2,175,282
4,665	6.25%, 9/25/37	3,211,410
	Residential Funding Mortgage Securities I, CMO,
4,640	3.601%, 9/25/35 (f)	4,075,118
4,183	5.806%, 8/25/36 (f)	3,434,674
10,070	6.00%, 6/25/37	8,655,883
2,184	6.25%, 8/25/36	1,971,142

PIMCO Income Strategy Fund II Schedule of Investments

October 31, 2012 (unaudited) (continued)

Principal
Amount
(000s)		Value*
	Structured Adjustable Rate Mortgage Loan Trust, CMO (f),
$6,587	5.349%, 5/25/36	$5,370,297
5,355	5.356%, 1/25/36	3,828,701
926	Suntrust Adjustable Rate Mortgage Loan Trust, 5.812%, 2/25/37, CMO (f)	738,747
	WaMu Mortgage Pass Through Certificates, CMO (f),
1,851	5.199%, 2/25/37	1,727,074
2,479	6.09%, 10/25/36	2,149,673
2,208	Wells Fargo Alternative Loan Trust, 6.00%, 7/25/37, CMO	1,994,325
	Wells Fargo Mortgage-Backed Securities Trust, CMO,
3,336	2.614%, 7/25/36 (f)	2,876,595
1,021	2.622%, 7/25/36 (f)	842,573
482	2.667%, 4/25/36 (f)	438,981
1,681	5.08%, 8/25/36 (f)	1,543,036
1,355	5.75%, 3/25/37	1,261,668
	Total Mortgage-Backed Securities (cost—$133,779,921)	143,730,881

MUNICIPAL BONDS—8.1%
California—5.1%
1,650	City & Cnty. of San Francisco Redev. Agcy.,
	Tax Allocation, 8.406%, 8/1/39	1,889,415
3,000	La Quinta Financing Auth., Tax Allocation, 8.07%, 9/1/36, Ser. A	3,286,740
4,000	Long Beach Redev. Agcy., Tax Allocation, 8.11%, 8/1/30	4,393,840
11,600	Oakland Unified School Dist., Alameda Cnty., GO, 9.50%, 8/1/34	13,610,860
1,200	Riverside Cnty. Dev. Agcy., Tax Allocation, 7.50%, 10/1/30, Ser. A-T	1,259,568
9,200	State Public Works Board Rev., 7.804%, 3/1/35, Ser. B-2	10,736,676
7,500	Stockton Public Financing Auth. Rev., 7.942%, 10/1/38, Ser. B	7,419,525
		42,596,624
Texas—3.0%
21,500	North Texas Tollway Auth. Rev., 8.91%, 2/1/30	25,071,795
	Total Municipal Bonds (cost—$64,005,037)	67,668,419

Shares
PREFERRED STOCK—6.5%
Banking—2.6%
397,300	CoBank Acb, 11.00%, 7/1/13, Ser. C (a)(b)(c)(e)(i)(j) (acquisition cost-$21,899,400; purchased 2/26/10-3/23/11)	21,327,064

Financial Services—3.1%
248,000	Ally Financial, Inc., 7.30%, 11/29/12	6,170,240
260,000	Citigroup Capital XIII, 7.875%, 10/30/15 (j)	7,230,600
5,000	Farm Credit Bank, 10.00%, 12/15/20, Ser. 1 (e)	5,740,625
255,400	GMAC Capital Trust I, 8.125%, 2/15/16, Ser. 2 (j)	6,676,156
		25,817,621
Real Estate Investment Trust—0.8%
5,600	Sovereign Real Estate Investment Trust, 12.00%, 5/16/20 (a)(b)(c)(e)(i) (acquisition cost-$5,951,500; purchased 4/28/10-6/6/12)	6,741,711
	Total Preferred Stock (cost—$51,006,628)	53,886,396

PIMCO Income Strategy Fund II Schedule of Investments

October 31, 2012 (unaudited) (continued)

Shares		Value*
CONVERTIBLE PREFERRED STOCK—3.7%
Financial Services—0.6%
3,500	Wells Fargo & Co., 7.50%, 3/15/13, Ser. L (e)	$4,375,000

Utilities—3.1%
	PPL Corp.,
104,000	8.75%, 5/1/14	5,633,680
374,000	9.50%, 7/1/13	20,319,420
		25,953,100
	Total Convertible Preferred Stock (cost—$27,930,180)	30,328,100

Principal
Amount
(000s)
ASSET-BACKED SECURITIES—1.3%
$2,482	Asset-Backed Funding Certificates, 0.431%, 5/25/37 (a)(c)(f)	1,851,323
2,168	GSAA Trust, 6.295%, 6/25/36	1,356,107
5,310	Indymac Residential Asset-Backed Trust, 0.371%, 7/25/37 (f)	2,864,785
1,171	MASTR Asset-Backed Securities Trust, 5.233%, 11/25/35	1,174,947
1,767	Mid-State Trust, 6.34%, 10/15/36	1,871,069
479	Mid-State Trust IV, 8.33%, 4/1/30	502,558
1,364	Morgan Stanley Mortgage Loan Trust, 6.25%, 7/25/47	972,329
	Total Asset-Backed Securities (cost—$10,871,999)	10,593,118

SHORT-TERM INVESTMENTS—3.1%

U.S. Treasury Obligations (g)(k)—0.1%
	U.S. Treasury Bills,
731	0.103%-0.122%, 11/1/12-11/23/12 (cost—$730,977)	730,977

Repurchase Agreements—3.0%
2,200	Barclays Capital, Inc., dated 10/31/12, 0.35%, due 11/1/12, proceeds $2,200,021; collateralized by Ginnie Mae, 3.50%, due 6/20/42, valued at $2,280,179 including accrued interest	2,200,000
11,300	Deutsche Bank Securities, Inc., dated 10/31/12, 0.28%, due 11/1/12, proceeds $11,300,088; collateralized by U.S. Treasury Bonds, 3.125%, due 11/15/41, valued at $11,641,215 including accrued interest	11,300,000
11,100	Morgan Stanley & Co., dated 10/31/12, 0.31%, due 11/1/12, proceeds $11,100,096; collateralized by U.S. Treasury Notes, 1.50%, due 6/30/16, valued at $11,340,812 including accrued interest	11,100,000
550	State Street Bank & Trust Co., dated 10/31/12, 0.01%, due 11/1/12, proceeds $550,000; collateralized by Freddie Mac, 2.00%, due 1/30/23, valued at $565,184 including accrued interest	550,000
	Total Repurchase Agreements (cost—$25,150,000)	25,150,000
	Total Short-Term Investments (cost—$25,880,977)	25,880,977

	Total Investments (cost—$741,109,118)(l)—100.0%	$830,532,210

Notes to Schedule of Investments:

  *          Portfolio securities and other financial instruments for which market quotations are readily available are stated at market value. Market value is generally  determined on the basis of last reported sales prices, or if no sales are reported, on the basis of quotes obtained from a quotation reporting system, established market makers, or independent pricing services. The Fund’s investments are valued daily using prices supplied by an independent pricing service or dealer quotations, or by using the last sale price on the exchange that is the primary market for such securities, or the mean between the last quoted bid and ask price. Independent pricing services use information provided by market makers or estimates of market values obtained from yield data relating to investments or securities with similar characteristics.

The Board of Trustees (the “Board”) has adopted procedures for valuing portfolio securities and other financial derivative instruments in circumstances where market quotes are not readily available, and has delegated the responsibility for applying the valuation methods to Allianz Global Investors Fund Management LLC (“the Investment Manager”) and Pacific Investment Management Company LLC (the “Sub-Adviser”), an affiliate of the Investment Manager. The Fund’s Valuation Committee was established by the Board to oversee the implementation of the Fund’s valuation methods and to make fair value determinations on behalf of the Board as instructed. The Sub-Adviser monitors the continued appropriateness of methods applied and determines if adjustments should be made in light of market changes, events affecting the issuer, or other factors. If the Sub-Adviser determines that a valuation method may no longer be appropriate, another valuation method may be selected, or the Valuation Committee will be convened to consider the matter and take any appropriate action in accordance with procedures set forth by the Board. The Board shall review the appropriateness of the valuation methods and these methods may be amended or supplemented from time to time by the Valuation Committee.

If third party evaluated vendor pricing is neither available nor deemed to be reliable of fair value, the Sub-Adviser may elect to obtain market quotations (“broker quotes”) directly from a broker-dealer.

Short-term securities maturing in 60 days or less are valued at amortized cost, if their original term to maturity was 60 days or less, or by amortizing their value on the 61st day prior to maturity, if the original term to maturity exceeded 60 days.

Investments initially valued in currencies other than the U.S. dollar are converted to U.S. dollar using exchange rates obtained from pricing services. As a result, the net asset value (“NAV”) of the Fund’s shares may be affected by changes in the value of currencies in relation to the U.S. dollar. The value of securities traded in markets outside the United States or denominated in currencies other than the U.S. dollar may be affected significantly on a day that the New York Stock Exchange (“NYSE”) is closed.

The prices used by the Fund to value securities may differ from the value that would be realized if the securities were sold, and these differences could be material. The Fund’s NAV is normally determined as of the close of regular trading (normally, 4:00 p.m. Eastern time) on the NYSE on each day the NYSE is open for business.

(a)        Private Placement—Restricted as to resale and may not have a readily available market. Securities with an aggregate value of $131,249,717, representing 15.8% of total investments.

(b)        Illiquid.

(c)         144A—Exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, typically only to qualified institutional buyers. Unless otherwise indicated, these securities are not considered to be illiquid.

(d)        In default.

(e)         Perpetual maturity. The date shown is the next call date. For Corporate Bonds & Notes, the interest rate is fixed until the first call date and variable thereafter.

(f)          Variable or Floating Rate Security—Security with an interest rate that changes periodically.  The interest rate disclosed reflects the rate in effect on October 31, 2012.

(g)         All or partial amount segregated for the benefit of the counterparty as collateral for derivatives.

(h)        All or partial amount transferred for the benefit of the counterparty as collateral for reverse repurchase agreements.

(i)            Restricted. The aggregate acquisition cost of such securities is $66,114,980, and the aggregate market value is $75,772,801, representing 9.1% of total investments.

(j)           Dividend rate is fixed until the first call date and variable thereafter.

(k)        Rates reflect the effective yields at purchase date.

(l)            At October 31, 2012, the cost basis of portfolio securities of $741,109,118 was substantially the same for both federal income tax and book purposes. Gross unrealized appreciation was $95,027,018; gross unrealized depreciation was $5,603,926; and net unrealized appreciation was $89,423,092.

Glossary:

£—British Pound

CMO—Collateralized Mortgage Obligation

€—Euro

FRN—Floating Rate Note

GO—General Obligation

MXN—Mexican Peso

Other Investments:

(A) OTC Interest rate swap agreements outstanding at October 31, 2012:

			Rate Type			Upfront
	Notional Amount	Termination	Payments	Payments	Market	Premiums	Unrealized
Swap Counterparty	(000s)	Date	Made	Received	Value	Paid	Appreciation
Bank of America	$115,100	3/20/20	3-Month USD-LIBOR	1.65%	$161,840	$4,748	$157,092
Royal Bank of Scotland	454,000	5/29/18	3-Month USD-LIBOR	1.75	5,717,782	2,187,694	3,530,088
					$5,879,622	$2,192,442	$3,687,180

LIBOR - London Inter-Bank Offered Rate

OTC - Over-the-counter

(B)  Forward foreign currency contracts outstanding at October 31, 2012:

				Unrealized
		U.S.$ Value on	U.S.$ Value	Appreciation
	Counterparty	Origination Date	October 31, 2012	(Depreciation)
Purchased:
64,721,000 British Pound settling 11/2/12	Goldman Sachs	$103,824,198	$104,443,458	$619,260
163,000 British Pound settling 11/2/12	Royal Bank of Scotland	261,137	263,041	1,904
14,273,000 Chinese Yuan Renminbi settling 2/1/13	UBS	2,276,940	2,269,082	(7,858)
14,974,902 Mexican Peso settling 12/3/12	JPMorgan Chase	1,159,452	1,140,395	(19,057)
Sold:
64,721,000 British Pound settling 12/4/12	Goldman Sachs	103,812,484	104,432,175	(619,691)
64,884,000 British Pound settling 11/2/12	HSBC Bank	105,047,196	104,706,499	340,697
14,273,000 Chinese Yuan Renminbi settling 2/1/13	JPMorgan Chase	2,276,032	2,269,082	6,950
8,665,000 Euro settling 12/17/12	Citigroup	11,101,035	11,236,108	(135,073)
23,336,000 Euro settling 12/17/12	HSBC Bank	29,623,958	30,260,336	(636,378)
1,886,000 Euro settling 12/17/12	JPMorgan Chase	2,438,302	2,445,620	(7,318)
12,521,000 Euro settling 12/17/12	Royal Bank of Scotland	15,986,061	16,236,273	(250,212)
18,709,000 Euro settling 12/17/12	UBS	23,934,311	24,260,397	(326,086)
14,974,902 Mexican Peso settling 12/3/12	HSBC Bank	1,105,893	1,140,395	(34,502)
14,974,902 Mexican Peso settling 4/3/13	JPMorgan Chase	1,145,790	1,126,331	19,459
				$(1,047,905)

At October 31, 2012, the Fund held $5,560,000 in cash as collateral for derivatives. Cash collateral held may be invested in accordance with the Fund’s investment strategy.

(C) Open reverse repurchase agreements at October 31, 2012:

Counterparty	Rate	Trade Date	Due Date	Principal & Interest	Principal
Barclays Bank	0.45%	10/11/12	11/9/12	$2,028,532	$2,028,000
	0.55	10/1/12	1/4/13	809,383	809,000
	0.60	8/31/12	11/27/12	2,826,918	2,824,000
	0.60	9/24/12	12/24/12	15,740,963	15,731,000
Credit Suisse First Boston	0.50	9/18/12	12/18/12	3,713,268	3,711,000
UBS	0.40	10/15/12	11/15/12	1,115,211	1,115,000
	0.42	10/18/12	11/15/12	504,082	504,000
	0.55	8/7/12	11/6/12	1,430,878	1,429,000
	0.55	8/29/12	11/21/12	3,196,122	3,193,000
	0.55	9/10/12	11/6/12	1,547,228	1,546,000
	0.58	8/7/12	11/6/12	4,769,600	4,763,000
	0.58	8/10/12	11/15/12	4,761,358	4,755,000
					$42,408,000

The weighted average daily balance of reverse repurchase agreements outstanding during the three months ended October 31, 2012 was $54,757,500 at a weighted average interest rate of 0.60%. The total market value of underlying collateral (refer to the Schedule of Investments for positions transferred for the benefit of the counterparty as collateral) for open reverse repurchase agreements at October 31, 2012 was $45,122,809.

At October 31, 2012, the Fund held $375,824 in principal value of U.S. Treasury Notes, and $585,000 in principal value of Corporate Bonds as collateral for open reverse repurchase agreements. Securities held as collateral will not be pledged and are not reflected in the Schedule of Investments.

Fair Value Measurements

Fair value is defined as the price that would be received to sell an asset or paid to transfer a liability (i.e. the “exit price”) in an orderly transaction between market participants. The three levels of the fair value hierarchy are described below:

•                  Level 1 – quoted prices in active markets for identical investments that the Fund has the ability to access

•                  Level 2 – valuations based on other significant observable inputs, which may include, but are not limited to, quoted prices for similar assets or liabilities, interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates or other market corroborated inputs

•                  Level 3 – valuations based on significant unobservable inputs (including the Sub-Adviser’s or Valuation Committee’s own assumptions and single broker quotes in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The following are certain inputs and techniques that the Fund generally uses to evaluate how to classify each major category of assets and liabilities for Level 2 and Level 3, in accordance with Generally Accepted Accounting Principles.

Equity Securities (Common and Preferred Stock) — Equity securities traded in inactive markets are valued using inputs which include broker-dealer quotes, recently executed transactions adjusted for changes in the benchmark index, or evaluated price quotes received from independent pricing services that take into account the integrity of the market sector and issuer, the individual characteristics of the security, and information received from broker-dealers and other market sources pertaining to the issuer or security. To the extent that these inputs are observable, the values of equity securities are categorized as Level 2. To the extent that these inputs are unobservable, the values are categorized as Level 3.

U.S. Treasury Obligations — U.S. Treasury obligations are valued by independent pricing services based on pricing models that evaluate the mean between the most recently quoted bid and ask price. The models also take into consideration data received from active market makers and broker-dealers, yield curves, and the spread over comparable U.S. Treasury issues. The spreads change daily in response to market conditions and are generally obtained from the new issue market and broker-dealer sources. To the extent that these inputs are observable, the values of U.S. Treasury obligations are categorized as Level 2. To the extent that these inputs are unobservable, the values are categorized as Level 3.

Government Sponsored Enterprise and Mortgage-Backed Securities — Government sponsored enterprise and mortgage-backed securities are valued by independent pricing services using pricing models based on inputs that include issuer type, coupon, cash flows, mortgage prepayment projection tables and Adjustable Rate Mortgage evaluations that incorporate index data, periodic and life caps, the next coupon reset date, and the convertibility of the bond. To the extent that these inputs are observable, the values of government sponsored enterprise and mortgage-backed securities are categorized as Level 2. To the extent that these inputs are unobservable, the values are categorized as Level 3.

Municipal Bonds  — Municipal bonds are valued by independent pricing services based on pricing models that take into account, among other factors, information received from market makers and broker-dealers, current trades, bid-want lists, offerings, market movements, the callability of the bond, state of issuance, benchmark yield curves, and bond insurance. To the extent that these inputs are observable, the values of municipal bonds are categorized as Level 2. To the extent that these inputs are unobservable, the values are categorized as Level 3.

Corporate Bonds & Notes — Corporate bonds & notes are generally comprised of two main categories: investment grade bonds and high yield bonds. Investment grade bonds are valued by independent pricing services using various inputs and techniques, which include broker-dealer quotations, live trading levels, recently executed transactions in securities of the issuer or comparable issuers, and option adjusted spread models that include base curve and spread curve inputs. Adjustments to individual bonds can be applied to recognize trading differences compared to other bonds issued by the same issuer. High yield bonds are valued by independent pricing services based primarily on broker-dealer quotations from relevant market makers and recently executed transactions in securities of the issuer or comparable issuers. The broker-dealer quotations received are supported by credit analysis of the issuer that takes into consideration credit quality assessments, daily trading activity, and the activity of the underlying equities, listed bonds and sector-specific trends. To the extent that these inputs are observable, the values of corporate bonds & notes are categorized as Level 2. To the extent that these inputs are unobservable, the values are categorized as Level 3.

Asset-Backed Securities and Collateralized Mortgage Obligations — Asset-backed securities and collateralized mortgage obligations are valued by independent pricing services using pricing models based on a security’s average life volatility. The models also take into account tranche characteristics such as coupon, average life, collateral types, ratings, the issuer and tranche type, underlying collateral and performance of the collateral, and discount margin for certain floating rate issues. To the extent that these inputs are observable, the values of asset-backed securities and collateralized mortgage obligations are categorized as Level 2. To the extent that these inputs are unobservable, the values are categorized as Level 3.

Forward Foreign Currency Contracts — Forward foreign currency contracts are valued by independent pricing services using various inputs and techniques, which include broker-dealer quotations, actual trading information and foreign currency exchange rates gathered from leading market makers and foreign currency exchange trading centers throughout the world. To the extent that these inputs are observable, the values of forward foreign currency contracts are categorized as Level 2. To the extent that these inputs are unobservable, the values are categorized as Level 3.

Interest Rate Swaps – OTC interest rate swaps are valued by independent pricing services using pricing models that are based on real-time intraday snapshots of relevant interest rate curves that are built using the most actively traded securities for a given maturity. The pricing models also incorporate cash and money market rates. In addition, market data pertaining to interest rate swaps is monitored regularly to ensure that interest rates are properly depicting the current market rate. To the extent that these inputs are observable, the values of interest rate swaps are categorized as Level 2. To the extent that these inputs are unobservable, the values are categorized as Level 3.

The valuation techniques used by the Fund to measure fair value during the three months ended October 31, 2012 were intended to maximize the use of observable inputs and to minimize the use of unobservable inputs.

The Fund’s policy is to recognize transfers between levels at the end of the reporting period. An investment asset’s or liability’s level within the fair value hierarchy is based on the lowest level input, individually or in aggregate, that is significant to the fair value measurement. The objective of fair value measurement remains the same even when there is a significant decrease in the volume and level of activity for an asset or liability and regardless of the valuation techniques used. Assets categorized as Level 1 or 2 as of period end may have been transferred between Levels 1 and 2 since the prior period due to changes in the valuation method utilized in valuing the investments.

A summary of the inputs used at October 31, 2012 in valuing the Fund’s assets and liabilities is listed below (refer to the Schedule of Investments and other Investments for more detailed information on Investments in Securities and Other Financial Instruments):

		Level 2 -	Level 3 -
		Other Significant	Significant
	Level 1 -	Observable	Unobservable	Value at
	Quoted Prices	Inputs	Inputs	10/31/12
Investments in Securities - Assets
Corporate Bonds & Notes:
Airlines	—	—	$10,877,682	$10,877,682
Energy	—	$9,493,542	115,000	9,608,542
All Other	—	477,958,095	—	477,958,095
Mortgage-Backed Securities	—	142,638,796	1,092,085	143,730,881
Municipal Bonds	—	67,668,419	—	67,668,419
Preferred Stock:
Financial Services	$20,076,996	5,740,625	—	25,817,621
All Other	—	28,068,775	—	28,068,775
Convertible Preferred Stock	30,328,100	—	—	30,328,100
Asset-Backed Securities	—	10,593,118	—	10,593,118
Short-Term Investments	—	25,880,977	—	25,880,977
Total Investments in Securities - Assets	$50,405,096	$768,042,347	$12,084,767	$830,532,210

Other Financial Instruments* - Assets
Foreign Exchange Contracts	—	$988,270	—	$988,270
Interest Rate Contracts	—	3,687,180	—	3,687,180
Total Other Financial Instruments* - Assets	—	$4,675,450	—	$4,675,450

Other Financial Instruments* - Liabilities
Foreign Exchange Contracts	—	$(2,036,175)	—	$(2,036,175)
Total Investments	$50,405,096	$770,681,622	$12,084,767	$833,171,485

At October 31, 2012, there were no transfers between Levels 1 and 2.

A roll forward of fair value measurements using significant unobservable inputs (Level 3) for the three months ended October 31, 2012, was as follows:

						Net Change
	Beginning			Accrued	Net	in Unrealized	Transfers	Transfers	Ending
	Balance			Discounts	Realized	Appreciation/	into	out of	Balance
	7/31/12	Purchases	Sales	(Premiums)	Gain (Loss)	Depreciation	Level 3**	Level 3***	10/31/12
Investments in Securities - Assets
Corporate Bonds & Notes:
Airlines	$9,720,341	—	—	$(1,775)	—	$1,159,116	—	—	$10,877,682
Energy	1,483,500	—	$(1,160,304)†	—	—	(208,196)	—	—	115,000
Mortgage-Backed Securities	808,520	—	(554,715)	10,503	$465,177	21,350	$341,250	—	1,092,085
Preferred Stock:
Banking	20,500,680	—	—	—	—	826,384	—	$(21,327,064)	—
Total Investments	$32,513,041	—	$(1,715,019)	$8,728	$465,177	$1,798,654	$341,250	$(21,327,064)	$12,084,767

†  Reduction of cost due to corporate action.

The following table presents additional information about valuation techniques and inputs used for investments that are measured at fair value and categorized within Level 3 at October 31, 2012:

	Ending Balance	Valuation	Unobservable	Input
	at 10/31/12	Techniques Used	Inputs	Values
Investment in Securities – Assets
Corporate Bonds & Notes	$10,877,682	Third-Party Pricing Vendor	Single Broker Quote	$80.00 - $114.88
Corporate Bonds & Notes	115,000	Direct Broker Quote	Single Broker Quote	$5.00
Mortgage-Backed Securities	808,520	Third-Party Pricing Vendor	Single Broker Quote	$13.65 - $18.65
Total Investments	$11,801,202

*Other financial instruments are derivatives not reflected in the Schedule of Investments, such as swap agreements and forward foreign currency contracts, which are valued at the unrealized appreciation (depreciation) of the instrument.

**Transferred out of Level 2 into Level 3 because single broker quote provided by third-party pricing vendor used unobservable inputs.

***Transferred out of Level 3 into Level 2 because evaluated price with observable inputs from a third-party pricing vendor became available.

The net change in unrealized appreciation/depreciation of Level 3 investments which the Fund held at October 31, 2012 was $(126,540).

Item 2. Controls and Procedures

(a) The registrant’s President & Chief Executive Officer and Treasurer, Principal Financial & Accounting Officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Act (17 CFR 270.30a-3(c))) are effective based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this document.

(b) There were no significant changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act (17 CFR 270.30a-3(d))) that occurred during the registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits

(a) Exhibit 99.302 Cert. — Certification pursuant to Section 302 of the Sarbanes-Oxley Act of 2002

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant: PIMCO Income Strategy Fund II

By	/s/ Brian S. Shlissel
President & Chief Executive Officer
Date: December 26, 2012

By	/s/ Lawrence G. Altadonna
Treasurer, Principal Financial & Accounting Officer
Date: December 26, 2012

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By	/s/ Brian S. Shlissel
President & Chief Executive Officer
Date: December 26, 2012

By	/s/ Lawrence G. Altadonna
Treasurer, Principal Financial & Accounting Officer
Date: December 26, 2012